Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2013	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Options Outstanding	10,979,634	10,453,155	7,340,182	7,465,638	5,067,138
Weighted Average Exercise Price, Options Outstanding	$ 0.257	$ 0.239	$ 0.46	$ 0.49	$ 0.44
Options Weighted Average Remaining Life (Years)	4 years 1 month 27 days
Options Aggregate Intrinsic Value	$ 468,635	$ 220,359
Options Exercisable	10,807,134	10,369,405
Weighted Average Exercise Price per Share Exercisable	$ 0.25	$ 0.236
Options Weighted Average Remaining Life (Years)	4 years 2 months 8 days
Options Aggregate Intrinsic Value	$ 468,635	$ 220,359
Exercise Price 0.001 To 0.18 [Member]
Options Range of Exercise Price	$ 0.001
Options Range of Exercise Price	$ 0.18
Options Outstanding	5,093,856
Weighted Average Exercise Price, Options Outstanding	$ 0.001
Options Weighted Average Remaining Life (Years)	4 years 7 months 9 days
Options Exercisable	5,093,856
Weighted Average Exercise Price per Share Exercisable	$ 0.001
Options Weighted Average Remaining Life (Years)	4 years 7 months 9 days
Exercise Price 0.19 To 0.56 [Member]
Options Range of Exercise Price	$ 0.19
Options Range of Exercise Price	$ 0.56
Options Outstanding	3,250,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Options Weighted Average Remaining Life (Years)	3 years 6 months 6 days
Options Exercisable	3,250,000
Weighted Average Exercise Price per Share Exercisable	$ 0.28
Options Weighted Average Remaining Life (Years)	3 years 6 months 6 days
Exercise Price 0.57 To 0.63 [Member]
Options Range of Exercise Price	$ 0.57
Options Range of Exercise Price	$ 0.63
Options Outstanding	200,000
Weighted Average Exercise Price, Options Outstanding	$ 0.56
Options Weighted Average Remaining Life (Years)	2 years 2 months 26 days
Options Exercisable	200,000
Weighted Average Exercise Price per Share Exercisable	$ 0.56
Options Weighted Average Remaining Life (Years)	2 years 2 months 26 days
Exercise Price 0.64 To 0.65 [Member]
Options Range of Exercise Price	$ 0.64
Options Range of Exercise Price	$ 0.65
Options Outstanding	1,658,500
Weighted Average Exercise Price, Options Outstanding	$ 0.63
Options Weighted Average Remaining Life (Years)	4 years 11 months 23 days
Options Exercisable	1,486,000
Weighted Average Exercise Price per Share Exercisable	$ 0.63
Options Weighted Average Remaining Life (Years)	4 years 11 months 23 days
Exercise Price 0.66 To 0.96 [Member]
Options Range of Exercise Price	$ 0.66
Options Range of Exercise Price	$ 0.96
Options Outstanding	777,278
Weighted Average Exercise Price, Options Outstanding	$ 0.94
Options Weighted Average Remaining Life (Years)	2 years 2 months 26 days
Options Exercisable	777,278
Weighted Average Exercise Price per Share Exercisable	$ 0.94
Options Weighted Average Remaining Life (Years)	2 years 2 months 26 days